Ford Credit Auto Lease Trust 2025-B
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of March 31, 2026,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2026, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2026, leases with a total base residual value of $12,280,197.10 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2026. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2026,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2026-	March	$1,342,072,613.71
	April	$1,310,077,463.84	$22,535,813.51	5.58%	$19,787,028.20	1.78%
	May	$1,284,622,291.44	$22,320,172.44	5.53%	$13,309,627.50	1.20%
	June	$1,258,177,285.53	$22,081,751.27	5.47%	$14,340,281.45	1.29%
	July	$1,228,120,140.36	$21,783,751.51	5.39%	$18,045,196.20	1.62%
	August	$1,195,853,362.75	$21,438,544.82	5.31%	$20,366,756.43	1.83%
	September	$1,159,113,816.27	$20,995,213.99	5.20%	$25,032,326.30	2.25%
	October	$1,121,914,234.36	$20,552,818.66	5.09%	$25,649,618.14	2.31%
	November	$1,079,181,208.15	$20,025,654.73	4.96%	$31,421,545.45	2.83%
	December	$1,032,361,499.13	$19,429,565.18	4.81%	$35,772,707.56	3.22%
2027-	January	$1,001,083,738.84	$19,064,375.55	4.72%	$20,232,656.05	1.82%
	February	$965,225,963.72	$18,634,018.23	4.61%	$25,000,278.83	2.25%
	March	$926,269,174.77	$18,142,736.93	4.49%	$28,312,172.24	2.55%
	April	$874,390,185.48	$17,379,274.03	4.30%	$41,695,258.74	3.75%
	May	$827,632,974.78	$16,600,588.32	4.11%	$36,949,099.73	3.33%
	June	$782,851,750.59	$15,834,465.27	3.92%	$35,376,169.23	3.18%
	July	$723,266,660.27	$14,747,530.77	3.65%	$50,919,152.82	4.58%
	August	$663,268,424.58	$13,647,573.95	3.38%	$51,969,820.94	4.68%
	September	$606,406,605.96	$12,598,237.84	3.12%	$49,416,894.10	4.45%
	October	$545,222,494.59	$11,437,372.65	2.83%	$54,458,563.92	4.90%
	November	$469,993,701.48	$9,993,684.27	2.47%	$69,472,024.34	6.25%
	December	$385,302,316.90	$8,349,156.71	2.07%	$79,995,252.24	7.20%
2028-	January	$324,822,691.79	$7,172,585.08	1.78%	$56,303,105.05	5.07%
	February	$255,849,824.85	$5,792,379.64	1.43%	$65,707,141.26	5.91%
	March	$179,247,536.59	$4,246,882.58	1.05%	$74,346,450.06	6.69%
	April	$120,824,839.25	$2,995,682.61	0.74%	$56,823,323.21	5.11%
	May	$102,139,321.39	$2,606,834.24	0.65%	$17,020,038.55	1.53%
	June	$86,260,334.60	$2,276,564.51	0.56%	$14,398,492.10	1.30%
	July	$75,085,897.49	$2,011,315.84	0.50%	$9,835,559.60	0.89%
	August	$69,129,714.53	$1,877,332.55	0.46%	$4,664,175.37	0.42%
	September	$62,789,321.35	$1,727,536.28	0.43%	$5,151,647.25	0.46%
	October	$56,330,652.74	$1,566,050.19	0.39%	$5,381,893.25	0.48%
	November	$47,582,013.87	$1,332,654.46	0.33%	$7,854,888.60	0.71%
	December	$37,457,293.70	$1,059,332.62	0.26%	$9,435,946.60	0.85%
2029-	January	$29,169,184.36	$833,668.86	0.21%	$7,746,353.60	0.70%
	February	$19,238,583.97	$560,428.14	0.14%	$9,597,497.70	0.86%
	March	$8,855,235.06	$261,911.49	0.06%	$10,271,607.05	0.92%
	April	$95,492.93	$2,981.49	0.00%	$8,826,188.20	0.79%
	May	$0.00	$0.00	0.00%	$96,233.00	0.01%

Total			$403,916,441.21	100.00%	$1,110,982,970.86	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,514,899,412.07

Ford Credit Auto Lease Trust 2025-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2026	Car	1	25.00%	$9,687	20.77%	38.80%
	CUV	122	39.87%	$2,291	5.01%	9.75%
	SUV	6	19.35%	$8,891	10.06%	23.67%
	Truck	59	50.43%	$5,335	8.15%	15.55%

	Total/Average	188	41.05%	$3,496	6.56%	12.78%

FEBRUARY 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	132	36.87%	$2,875	6.32%	11.85%
	SUV	10	29.41%	$6,817	8.35%	16.90%
	Truck	98	61.25%	$5,844	8.76%	16.64%

	Total/Average	240	43.32%	$4,252	7.64%	14.47%

MARCH 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	156	31.64%	$3,608	7.68%	14.16%
	SUV	9	19.15%	$6,271	7.82%	15.24%
	Truck	73	43.20%	$7,681	11.73%	22.07%

	Total/Average	238	33.43%	$4,958	9.19%	17.13%